SCHEDULE OF PREPAYMENTS FOR LONG TERM ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Prepayments For Long-term Asset
Prepayments for acquisition	[1]		$ 120,000
Total prepayments for long-term asset			$ 120,000

[1]	On May 1, 2023, our US subsidiarity Chaince Securities, Inc., entered into a Purchase and Sale Agreement for the acquisition of a fully licensed broker-dealer (the “broker dealer”), for a $120,000 total price consideration. As of December 31, 2023, Chaince Securities, Inc. had paid $120,000 US dollars to the seller.